Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1. Description of Business and Basis of Presentation

Description of Business

Corsair Gaming, Inc., a Delaware corporation, together with its subsidiaries (collectively, “Corsair” the “Company”, “we”, “us”, or “our”), is a global provider and innovator of high-performance gear for gamers, streamers and content creators.

Corsair is organized into two reportable segments:

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Gamer and creator peripherals. Includes our high-performance gaming keyboards, mice, headsets and controllers, as well as our streaming gear including capture cards, studio accessories, and microphones, among others.

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Gaming components and systems. Includes our high-performance power supply units, or PSUs, cooling solutions, computer cases, and DRAM modules, as well as high-end prebuilt and custom-built gaming PCs, among others.

Reorganization

On September 15, 2020, a corporate reorganization (the “Reorganization”) was consummated whereby we now own directly and indirectly all of the operating subsidiaries and assets that were formerly owned by Corsair Group (Cayman), LP (the “Parent”) and Corsair Group (US), LLC, a minority interest holder. The Parent is a limited partnership domiciled in the Cayman Islands. The Parent and Corsair Group (US), LLC are under common control of the affiliates of EagleTree Capital, LP, a private equity investment firm. Prior to the Reorganization, the North American and international operations of Corsair were conducted by certain operating subsidiaries held by separate entities, Corsair Gaming, Inc. and Corsair Holdings (Lux) S.à r.l. (or “Corsair Luxco”), respectively, each of which was substantially owned by and under common control of the Parent.

The Reorganization was comprised of a series of steps as set forth below:

•	The Parent acquired the minority interest held by Corsair Group (US), LLC in exchange for its own units.

•	Corsair Gaming, Inc. acquired all of the outstanding capital stock of Corsair Luxco from the Parent in exchange for its own stock.

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In order for management and certain other partnership unit holders of the Parent to hold Corsair’s common stock directly, we entered into exchange agreements with such holders to exchange the Parent’s units for shares of Corsair’s common stock on a pro rata basis relative to their holdings in the Parent prior to the Reorganization.

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The Parent’s 2017 Equity Incentive Program was assumed by Corsair and all of the outstanding options to acquire units under the Parent’s 2017 Equity Incentive Program were converted into options to purchase Corsair’s common stock on a pro rata basis with an adjusted exercise price to reflect the assumption.

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We implemented a 1-for-28,693.596843964 stock split resulting in there being 84,405,366 shares of Corsair’s common stock outstanding and 10,029,388 options outstanding to purchase Corsair’s common stock as of the date of the Reorganization.

As all legal entities included in the Reorganization are under common control of the Parent, all steps of the Reorganization were accounted for as a combination of entities under common control.

Unless otherwise indicated, the accompanying condensed combined consolidated financial statements and related notes that reference Corsair’s capitalization, including other matters relating to equity, share, and per share information, have been retroactively revised to reflect the Reorganization for all periods presented. Accordingly, references in the footnotes related to transactions entered into by the Parent involving the Parent’s units or options to purchase the Parent’s units have been revised as common share equivalents of Corsair and options to purchase shares of Corsair’s common stock using the ratio of Corsair’s issued and outstanding shares immediately post-Reorganization to the Parent’s issued and outstanding units immediately post-Reorganization but prior to the unit exchanges described above.

Initial Public Offering

On September 25, 2020, we completed our initial public offering (IPO). In connection with the IPO, we sold 7,500,000 shares of common stock at $17.00 per share, resulting in proceeds of $118.6 million, net of the underwriting discounts and commissions and before offering costs. In connection with the IPO, certain stockholders sold 6,500,000 shares of common stock at $17.00 per share. Subsequent to the IPO, certain stockholders further sold 1,135,375 shares pursuant to the underwriters’ exercise of their option to purchase additional shares. We did not receive any of the proceeds from the sale of shares by the selling stockholders.

Deferred offering costs consist primarily of accounting, legal, and other fees related to the IPO. Prior to the IPO, all deferred offering costs were capitalized in other assets in the condensed combined consolidated balance sheets. After the IPO, $11.8 million of deferred offering costs were reclassified into stockholders’ equity as a reduction of the IPO proceeds in the condensed combined consolidated balance sheets. The amount of deferred offering costs capitalized as of December 31, 2019 was $5.8 million.

Basis of Presentation

Our interim condensed combined consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial reporting. The condensed combined consolidated balance sheet as of December 31, 2019, included herein, was derived from the audited consolidated financial statements as of that date. Certain information and note disclosures normally included in the financial statements prepared in accordance with U.S. GAAP have been condensed combined or omitted pursuant to such rules and regulations. Therefore, these interim condensed combined consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the final prospectus dated and filed on September 24, 2020 (the “Prospectus”) with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended, (the “Securities Act”).

The interim condensed combined consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements, and in management’s opinion, include all adjustments, which consist of only normal recurring adjustments necessary for the fair statement of our condensed combined consolidated balance sheet as of September 30, 2020 and our results of operations for the three and nine months ended September 30, 2020 and 2019. The results for the three and nine months ended September 30, 2020 are not necessarily indicative of the results expected for the current fiscal year or any other future periods.

Except as described elsewhere to the condensed combined consolidated financial statements, there have been no material changes to our significant accounting policies as described in Note 2 “Summary of Significant Accounting Policies” in the Notes to the consolidated financial statements in our Prospectus.

Principles of Consolidation

The accompanying condensed combined consolidated financial statements include the accounts of Corsair and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

1. Description of Business

The term “Company,” as used in these notes, means Corsair Gaming, Inc.

Corsair Gaming, Inc. (formerly known as Corsair Acquisition (US), Inc.), a Delaware corporation, together with its subsidiaries (“Corsair” or the “Company”), designs, markets and distributes gaming peripherals including keyboards, mice and gaming headsets, computer cases, power supply units, cooling systems and fans, high-performance DRAM modules, USB flash drives, solid-state drives, console gaming accessories, gaming personal computer systems, gaming laptops and accessories. The Company’s products are primarily sold through a network of distributors and retailers (including etailers), and some direct to consumers through its websites.

Reorganization

On September 15, 2020, a corporate reorganization (the “Reorganization”) was consummated whereby the Company now owns directly and indirectly all of the operating subsidiaries and assets of Corsair that had been owned by Corsair Group (Cayman), LP (the “Parent”) and Corsair Group (US), LLC, a minority interest holder. The Parent is a limited partnership domiciled in the Cayman Islands. The Parent and Corsair Group (US), LLC are under common control of the affiliates of EagleTree Capital, LP, a private equity investment firm. Prior to the Reorganization, the North American and international operations of the Company were conducted by certain operating subsidiaries held by separate entities, Corsair Gaming, Inc. and Corsair Holdings (Lux) S.à r.l. (or “Corsair Luxco”), respectively, each of which was substantially owned by and under common control of the Parent.

The Reorganization was comprised of a series of steps as set forth below:

•	The Parent acquired the minority interest held by Corsair Group (US), LLC in exchange for its own units.

•	Corsair Gaming, Inc. acquired all of the outstanding capital stock of Corsair Luxco from the Parent in exchange for its own stock.

•

In order for management and certain other partnership unit holders of the Parent to hold the Company’s common stock directly, the Company entered into exchange agreements with such holders to exchange the Parent’s units for shares of the Company’s common stock on a pro rata basis to their holdings in the Parent prior to the Reorganization.

•

The Parent’s 2017 Equity Incentive Program was assumed by the Company and all of the outstanding options to acquire units under the Parent’s 2017 Equity Incentive Program were converted into options to purchase the Company’s common stock on a pro rata basis with an adjusted exercise price to reflect the assumption.

•

The Company implemented a 1-for-28,693.596843964 stock split resulting in there being 84,405,366 shares of our common stock outstanding and 10,029,388 options outstanding to purchase the Company’s common stock as of September 15, 2020.

As all legal entities included in the Reorganization are under common control of the Parent, all steps of the Reorganization were accounted for as a combination of entities under common control.

Unless otherwise indicated, the accompanying combined consolidated financial statements and related notes that reference the Company’s capitalization, including other matters relating to equity, share, and per share information, have been retroactively revised to reflect the Reorganization for all periods presented. Accordingly, references in the footnotes related to transactions entered into by the Parent involving the Parent’s units or options to purchase the Parent’s units have been revised as common share equivalents of the Company and options to purchase shares of the Company’s common stock using the ratio of the Company’s issued and outstanding shares immediately post-Reorganization to the Parent’s issued and outstanding units immediately post-Reorganization but prior to the unit exchanges described above.